FEDERATED MAX-CAP INDEX FUND
FEDERATED MINI-CAP INDEX FUND

Portfolios of Federated Index Trust

Supplement to Prospectuses dated December 31, 2002

The following information, which relates to Class C Shares of the above referenced Funds, is effective April 1, 2003.

Summary

The Class C Shares of the Funds are currently sold without an initial sales load. Effective April 1, 2003, investors will pay an initial sales load of 1.00% of the public offering price on the purchase of Class C Shares. To reflect this change, please delete all references that the Funds do not charge an initial sales load. Further information regarding this change is set forth in this Supplement.

1. Under the sub-heading entitled "Average Annual Total Return Table," please delete the Class C line items in the table and replace with the following for each Fund:

Class C Shares:                      1 Year     Start of
                                                Performance1
Federated Max-Cap Index Fund
Return Before Taxes                  (14.83)       5.10%
Return After Taxes                   (14.85)       4.67%
onDistributions2
Return After Taxes on                (9.03)%       3.99%
Distributions and Sale of
FundShares2

Federated Mini-Cap Index Fund
Return Before Taxes                  (1.50)%       1.17%
Return After Taxes                   (1.50)%       (1.17)%
onDistributions2
Return After Taxes on                (0.92)%       0.48%
Distributions and Sale of
FundShares2


2. Under the heading entitled "What are the Fund's Fees and Expenses?" in the table captioned "Shareholder Fees," please revise the Class C Shares sales charge information as follows:

Shareholder Fees                                Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) imposed on          1.00%
Purchases (as a percentage of the offering price)

3. Under the heading entitled "What are the Fund's Fees and Expenses?" in the table captioned "Example," please replace the table with the following:

Class C Shares:                 1 Year     3 Years      5 Years      10 Years

Federated Max-Cap Index Fund

Expenses assuming redemption     $339        $533        $848          $1,741

Expenses assuming no redemption  $239        $533        $848          $1,741

Federated Mini-Cap Index Fund

Expenses assuming redemption     $392        $694        $1,121        $2,310

Expenses assuming no redemption  $292        $694        $1,121        $2,310


4. Under the heading entitled "What Do Shares Cost?," please delete last two paragraphs and replace with the following:

"The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                        Maximum Sales
                                        Charge
Shares Offered    Minimum               Front-End  Contingent
                  Initial/Subsequent    Sales      Deferred
                  Investment            Charge1    Sales
                  Amounts                          Charge2

Class C           $1,500/$100           1.00%      1.00%


     1 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

     2    See "Sales Charge When You Redeem."

5. Under the heading entitled "What Do Shares Cost?," please insert the following section: SALES CHARGE WHEN YOU PURCHASE

Class C Shares
Purchase Amount               Sales           Sales
                              Charge as       Charge
                              a Percentage    as a
                              of Public       Percentage
                              Offering        of NAV
                              Price

All Purchases                 1.00%            1.01%

                                                               February 28, 2003


Cusip 31420E502
Cusip 31420E601
28228 (2/03)






FEDERATED MAX-CAP INDEX FUND
FEDERATED MINI-CAP INDEX FUND
Portfolios of Federated Index Trust

Supplement to Statements of Additional Information dated December 31, 2002

Summary

     The Class C Shares of the Funds are currently sold without an initial sales load. Effective April 1, 2003, investors will pay an initial sales load of 1.00% of the public offering price on the purchase of Class C Shares. Further information regarding this change is set forth in this Supplement.

Detailed Description of Changes

     The following description provides detailed information on the changes to the Funds and their respective Statement of Additional Information that will be effective on April 1, 2003. Accordingly, the following changes are hereby incorporated, as of April 1, 2003, into each Fund's current Statement of Additional Information:

1. Under "What Do Shares Cost?" please insert the following:

     "REDUCING OR eliminating THE FRONT-END SALES CHARGE

     You can reduce or eliminate the applicable front-end sales charge, as follows:

     Reinvestment Privilege

     You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

     Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

n the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

n any associated person of an investment dealer who has a sales agreement with the Distributor; and

n    trusts, pension or profit-sharing plans for these individuals.

     Purchases through Omnibus Accounts (Class C Shares only) Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge."

2.   Under  the  heading  "How  Does  the  Fund  Measure  Performance?"  and the
     sub-heading   "Average   Annual  Total  Returns  and  Yield,"   delete  the
     information relating to Class C Shares and replace with the following:

Class C Shares:                                      30-Day  1 Year  Start of
                                                     Period          Performance
Federated Max-Cap Index Fund
Total Return:
  Before Taxes                                       NA      (17.96)%   (1.22)%
  After Taxes on Distributions                       NA      (18.02)%   (1.58)%
  After Taxes on Distributions and Sale of Shares    NA      (11.02)%   (1.05)%
Yield                                                0.48%   NA         NA
Federated Mini-Cap Index Fund
Total Return:
Before Taxes                                         NA      (14.77)%   (4.36)%
After Taxes on Distributions                         NA      (14.77)%   (6.20)%
After Taxes on Distributions and Sale of Shares      NA      (9.07)%    (3.45)%
Yield                                                NA      NA         NA



                                                               February 28, 2003

Cusip 31420E502
Cusip 31420E601
28229 (2/03)